Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financial assets:
Trading assets	¥ 5,911,774	¥ 6,512,061
Derivative financial instruments	8,634,011	9,909,272
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Debt instruments	26,457,500	24,016,184
Equity instruments at fair value through other comprehensive income	5,302,314	5,817,261
Financial liabilities:
Trading liabilities	4,718,056	4,924,490
Derivative financial instruments	9,516,233	11,877,473
Financial liabilities designated at fair value through profit or loss	545,667	498,284
At fair value [member]
Financial assets:
Trading assets	5,911,774	6,512,061
Derivative financial instruments	8,634,011	9,909,272
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Debt instruments	26,457,500	24,016,184
Investment securities at fair value through other comprehensive income	31,759,814	29,833,445
Total	48,555,456	48,630,907
Financial liabilities:
Trading liabilities	4,718,056	4,924,490
Derivative financial instruments	9,516,233	11,877,473
Financial liabilities designated at fair value through profit or loss	545,667	498,284
Others	(13,535)	(9,484)
Total	14,766,421	17,290,763
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	4,595,942	5,394,651
Derivative financial instruments	79,495	81,091
Financial assets at fair value through profit or loss	458,359	572,051
Debt instruments	17,371,032	15,507,577
Investment securities at fair value through other comprehensive income	21,887,971	20,657,986
Total	27,021,767	26,705,779
Financial liabilities:
Trading liabilities	4,348,694	4,653,996
Derivative financial instruments	114,085	108,347
Total	4,462,779	4,762,343
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	1,275,030	1,117,410
Derivative financial instruments	8,538,326	9,809,753
Financial assets at fair value through profit or loss	925,380	984,934
Debt instruments	9,086,468	8,508,607
Investment securities at fair value through other comprehensive income	9,329,570	8,649,590
Total	20,068,306	20,561,687
Financial liabilities:
Trading liabilities	369,362	270,494
Derivative financial instruments	9,391,132	11,750,815
Financial liabilities designated at fair value through profit or loss	411,512	373,242
Others	(6,509)	(4,257)
Total	10,165,497	12,390,294
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets	40,802
Derivative financial instruments	16,190	18,428
Financial assets at fair value through profit or loss	866,118	819,144
Investment securities at fair value through other comprehensive income	542,273	525,869
Total	1,465,383	1,363,441
Financial liabilities:
Derivative financial instruments	11,016	18,311
Financial liabilities designated at fair value through profit or loss	134,155	125,042
Others	(7,026)	(5,227)
Total	138,145	138,126
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	5,350,954	5,674,162
Financial assets at fair value through profit or loss	2,162,632	2,293,049
Debt instruments	11,025,864	10,406,682
Financial liabilities:
Trading liabilities	4,254,813	4,586,755
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	4,042,501	4,576,535
Financial assets at fair value through profit or loss	453,875	568,441
Debt instruments	1,955,045	1,898,075
Financial liabilities:
Trading liabilities	3,887,637	4,318,789
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,267,651	1,097,627
Financial assets at fair value through profit or loss	924,590	984,694
Debt instruments	9,070,819	8,508,607
Financial liabilities:
Trading liabilities	367,176	267,966
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Trading assets	40,802
Financial assets at fair value through profit or loss	784,167	739,914
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	560,820	837,899
Financial liabilities:
Trading liabilities	463,243	337,735
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	553,441	818,116
Financial liabilities:
Trading liabilities	461,057	335,207
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	7,379	19,783
Financial liabilities:
Trading liabilities	2,186	2,528
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	87,225	83,080
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	4,484	3,610
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	790	240
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	81,951	79,230
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	5,148,148	6,423,338
Financial liabilities:
Derivative financial instruments	5,709,209	7,686,714
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	45,295	45,746
Financial liabilities:
Derivative financial instruments	49,360	47,983
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,101,975	6,377,352
Financial liabilities:
Derivative financial instruments	5,656,768	7,635,835
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	878	240
Financial liabilities:
Derivative financial instruments	3,081	2,896
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,326,827	3,403,919
Financial liabilities:
Derivative financial instruments	3,690,649	4,004,954
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial liabilities:
Derivative financial instruments		185
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,325,897	3,402,776
Financial liabilities:
Derivative financial instruments	3,688,620	4,002,703
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	930	1,143
Financial liabilities:
Derivative financial instruments	2,029	2,066
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	122,371	50,587
Financial liabilities:
Derivative financial instruments	69,932	145,501
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	31,908	33,440
Financial liabilities:
Derivative financial instruments	62,433	58,445
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	76,420	511
Financial liabilities:
Derivative financial instruments	1,675	73,802
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	14,043	16,636
Financial liabilities:
Derivative financial instruments	5,824	13,254
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	7,044	8,748
Financial liabilities:
Derivative financial instruments	6,095	7,544
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	2,292	1,905
Financial liabilities:
Derivative financial instruments	2,292	1,734
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,752	6,843
Financial liabilities:
Derivative financial instruments	3,803	5,810
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	29,621	22,680
Financial liabilities:
Derivative financial instruments	40,348	32,760
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	29,282	22,271
Financial liabilities:
Derivative financial instruments	40,266	32,665
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	339	409
Financial liabilities:
Derivative financial instruments	82	95
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	9,302,657	7,547,377
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,302,657	7,547,377
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	6,128,979	6,062,125
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	6,113,330	6,062,125
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 2 [member]
Financial assets:
Debt instruments	15,649
At fair value [member] | Investment securities [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	5,302,314	5,817,261
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,516,939	5,150,409
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	243,102	140,983
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	¥ 542,273	¥ 525,869